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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                                    Form 13F


                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001


Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.):   [  ] is a  restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Frontier Capital, L.P.
Address: 919 Third Avenue, 6th Floor
         New York, NY  10022

Form 13F File Number:  28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William L. Musser, Jr.
Title:            General Partner
Phone:            212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.           New York, NY    July 31, 2001
[signature]                          [city, state]   [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          37

Form 13F Information Table Value Total:     $67,572
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

          Column 1               Column 2   Column 3    Column 4        Column 5         Column 6    Column 7         Column 8
          Name of                Title of                Value     Shrs or  SH/  Put/   Investment    Other       Voting Authority
           Issuer                  class      CUSIP     (x$1000)   prn amt  PRN  Call   Discretion   managers    Sole   Shared  None
Altera Corp                      Com        021441100     1595      55000   SH             SOLE                  55000
Anadarko Pete Corp               Com        032511107     3182      59025   SH             SOLE                  59025
AOL Time Warner                  Com        00184A105     1818      34300   SH             SOLE                  34300
Apex Silver Mines LTD            ORD        G04074103      233      20500   SH             SOLE                  20500
ASML Hldg NV                     N Y SHS    N07059111     1310      58880   SH             SOLE                  58880
Cabot Oil & Gas Corp             Cl A       127097103     2748     112640   SH             SOLE                 112640
Celgene Corp                     Com        151020104     1189      41230   SH             SOLE                  41230
Citrix Sys Inc                   Com        177376100     2468      70710   SH             SOLE                  70710
Corvis Corp                      Com        221009103      220      50000   SH             SOLE                  50000
Dairy Mart Convenience Stores    Com        233860303     1130     327550   SH             SOLE                 327550
Digital Lava Inc                 Com        253928105      355     709700   SH             SOLE                 709700
Doubleclick Inc.                 Com        258609304      318      22750   SH             SOLE                  22750
E M C Corp Mass                  Com        268648102     1755      60000   SH             SOLE                  60000
EOG Res Inc                      Com        26875P101     1307      36775   SH             SOLE                  36775
Federal Home Ln Mtg Corp         Com        313400301     2406      35350   SH             SOLE                  35350
I-Many Inc                       Com        44973Q103      810      60000   SH             SOLE                  60000
KLA-Tencor Corp                  Com        482480950       46      50000   SH   Put       SOLE                  50000
KLA-Tencor Corp                  Com        482480100     3184      54460   SH             SOLE                  54460
Kopin Corp                       Com        500600101     1355     111620   SH             SOLE                 111620
Legato Sys Inc                   Com        524651106     1408      88300   SH             SOLE                  88300
LTX Corp                         Com        502392103     4163     162870   SH             SOLE                 162870
LTX Corp                         Com        502392953      217     140000   SH   Put       SOLE                 140000
Luminent Inc                     Com        55027R103     1763     419815   SH             SOLE                 419815
McLeodUSA Inc                    Com        582266102      795     173250   SH             SOLE                 173250
Microsoft Corp                   Com        594918104     2154      29500   SH             SOLE                  29500
MRV Communications Inc           Com        553477100     3914     418565   SH             SOLE                 418565
Network Associates Inc           Com        640938106     4297     345175   SH             SOLE                 345175
New Focus Inc                    Com        644383101      329      39825   SH             SOLE                  39825
Newmont Mining Corp              Com        651639106     2032     109180   SH             SOLE                 109180
Nextel Communications Inc        Cl A       65332V103     2188     125000   SH             SOLE                 125000
Novellus Sys Inc                 Com        670008951       55      50000   SH   Put       SOLE                  50000
Novellus Sys Inc                 Com        670008101     2968      52265   SH             SOLE                  52265
Oplink Communications Inc        Com        68375Q106      134      35750   SH             SOLE                  35750
Placer Dome Inc                  Com        725906101     1332     135885   SH             SOLE                 135885
Presstek Inc                     Com        741113104     7761     646745   SH             SOLE                 646745
Sycamore Networks Inc            Com        871206108      302      32425   SH             SOLE                  32425
Thoratec Corp                    Com        885175307     4331     278550   SH             SOLE                 278550